Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax		$ 313,326,162	$ 172,633,812	$ 84,786,272
Income tax rate		35.00%	35.00%	35.00%
Income tax using the Bank's income tax rate		$ 109,664,157	$ 60,421,834	$ 29,675,195
Permanent Differences [Abstract]
Tax -exempt income		(1,852,963)	(462,590)	(1,724,562)
Non-deductible expenses		2,544,273	475,794	885,305
Change in tax rate				8,956,828
Other		(38,678)	(676,528)	390,030
Net monetary inflation adjustment		418,462,439	189,143,633	120,083,431
Sub total		528,779,228	248,902,143	158,266,227
Inflation adjustment for tax purposes		(372,708,898)	(256,481,087)	(124,156,075)
Over/under income tax from prior year	[1]		(280,159)	(6,075,593)
Income tax expense		$ 156,070,330	$ (7,859,103)	$ 28,034,559	$ 555,002	$ 647,945	$ 264,257
Effective tax rate		50.00%	(5.00%)	33.00%

[1]	It includes an income tax charge of 5,908,256 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.6 “Income tax – inflation adjustment for fiscal year 2020”.